MUSQ Global Music Industry Index ETF

Schedule of Investments

January 31, 2026 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† – 98.6%

Canada – 1.0%
Communication Services – 1.0%
Stingray Group, Cl Common Subs. Receipt	21,687	$250,478

China – 10.1%
Communication Services – 10.1%
NetEase Cloud Music*	24,050	555,850
Tencent Music Entertainment Group ADR	110,892	1,860,768
		2,416,618

Germany – 5.5%
Communication Services – 5.5%
CTS Eventim	15,686	1,323,993

Japan – 10.1%
Communication Services – 2.8%
Amuse	17,100	223,366
Avex	30,000	232,595
NexTone*	20,000	219,240
		675,201

Consumer Discretionary – 7.3%
PIA*	8,700	150,527
Roland	9,300	229,395
Sony Group	8,800	197,039
Yamaha	160,600	1,164,470
		1,741,431
		2,416,632
Netherlands – 10.5%
Communication Services – 10.5%
Universal Music Group	101,749	2,503,235

South Korea – 9.9%
Communication Services – 9.9%
HYBE	4,644	1,206,652
JYP Entertainment*	8,479	434,730
Knowmerce*	6,842	116,695
SM Entertainment	3,281	264,413
YG Entertainment*	3,638	188,800
YG PLUS*	31,926	158,588
		2,369,878

Taiwan – 0.5%
Consumer Discretionary – 0.5%
Merry Electronics	34,510	109,441

United States – 51.0%
Communication Services – 36.7%
Alphabet, Cl A	3,352	1,132,976
Live Nation Entertainment*	17,212	2,503,485
Madison Square Garden Entertainment, Cl A*	17,786	1,100,420
Description	Shares	Fair Value

United States – continued

Communication Services – continued
Reservoir Media*	31,136	$235,077
Sphere Entertainment*	1,551	148,136
Spotify Technology*	4,928	2,465,725
Warner Music Group, Cl A	38,853	1,164,813
		8,750,632

Consumer Discretionary – 8.9%
Amazon.com*	4,695	1,123,514
Sonos*	53,947	774,139
StubHub Holdings, Cl A*	9,342	131,909
Venu Holding*	16,230	89,103
		2,118,665

Information Technology – 5.4%
Apple	4,376	1,135,484
Dolby Laboratories, Cl A	2,392	153,542
		1,289,026
		12,158,323
Total Common Stock
(Cost $19,000,568)		23,548,598

SHORT-TERM INVESTMENT – 0.9%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(A)	210,927	210,927

Total Short-Term Investment
(Cost $210,927)		210,927

Total Investments - 99.5%
(Cost $19,211,495)		$23,759,525

Percentages are based on net assets of $23,877,283.

††	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of January 31, 2026.

ADR – American Depositary Receipt
Cl – Class

MUS-QH-001-0600